General and administrative (Tables)	12 Months Ended
Dec. 31, 2019
Selling, general and administrative expense [abstract]
Schedule of general and administrative expense

18. General and administrative

Components of general and administrative expenses for the years ended December 31, 2019 and 2018 were as follows:

	2019	2018
	$	$
Professional fees	3,730,556	1,955,253
Stock promotion	2,902,453	2,803,588
Salaries, wages and benefits	2,267,308	1,740,720
Consulting fees	2,288,129	2,037,049
General office, travel and adminsitration expenditures	2,172,824	726,509
Repairs, maintenance and utilities	924,945	1,360,477
Shareholder and public company costs	440,746	124,973
Listing expense	—	7,991,791
Foreign exchange loss	84,568	—
	14,811,529	18,740,360